Capital Management - Disclosure Of Capital Management (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management [abstract]
Current portion of long-term debt	$ 46.9	$ 48.5
Non-current portion of long-term debt	814.0	885.2
Long-term debt	860.9	933.7
Bank indebtedness	19.5
Less: cash and deposits	(223.5)	(185.2)
Net debt	656.9	748.5
Shareholders' equity	1,875.5	1,906.9
Total capital managed	$ 2,532.4	$ 2,655.4